Description of Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Description of Business and Basis of Presentation
Description of Business and Basis of Presentation

Note 1: Description of Business and Basis of Presentation

Organization

Deep Fission, Inc. (“Deep Fission”, the “Company”, “Legacy Deep Fission”, and also referred to as “us”, “we” or “our”) was incorporated on July 17, 2023, under the laws of the state of Delaware.

We were incorporated as Surfside Acquisition Inc. (“Legacy Surfside”) in the State of Delaware on December 10, 2021. Prior to the Merger (as defined below), we were a “shell company” (as defined in Rule 12b-2 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)). On September 3, 2025, we formed our wholly owned subsidiary, Deep Fission Acquisition Co., a Delaware corporation (“Acquisition Sub”). On September 5, 2025, we and Acquisition Sub entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Legacy Deep Fission (the “Merger”). The Merger Agreement and the Merger were approved by all of our stockholders and by the holders of a majority of the outstanding shares of common stock of Legacy Deep Fission (the “Legacy Deep Fission Common Stock”) voting together as a single class. On September 5, 2025, we completed the Merger, as a result of which Acquisition Sub was merged with and into Legacy Deep Fission, with Legacy Deep Fission continuing as the surviving corporation of the Merger and becoming our wholly owned subsidiary. Unless otherwise stated or the context otherwise requires, together with its subsidiaries, “Deep Fission” or the “Company”). See below, Recapitalization, for the accounting of the Merger.

Following the consummation of the Merger, the business previously conducted by Legacy Surfside became the business conducted by the Company. The Company’s headquarters are located in Berkeley, California.

Operations

The Company was established to provide a first-of-its-kind solution of developing a Deep Borehole pressurized water reactor (“DBR”) placed one mile underground to deliver clean, secure, and low-cost electricity. The Company has made progress in achieving milestones toward eventual commercialization of its DBR, the most significant of which was selection by the U. S. Department of Energy in August 2025 for participation in the Nuclear Reactor Pilot Program.

The Company’s activities are subject to significant risks and uncertainties, including the possibility that it may be unable to secure sufficient funding to sustain operations until it receives required approvals from the Nuclear Regulatory Commission (“NRC”), commercialization is achieved, and customers are secured.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to SEC rules and regulations applicable to interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a compete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of the Company’s financial position, results of operations, and cash flows for the periods presented. These interim financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Company’s Current Report on Form 8-K for the year ended December 31, 2024.

Liquidity and Going Concern

As of September 30, 2025 and December 31, 2024, the Company’s cash and cash equivalents were $30,241,931 and $6,728,895, respectively. The Company continues to incur significant operating losses. For the nine months ended September 30, 2025 and 2024, the Company had a net loss of $47,527,343 and $4,074,114, respectively, and used cash in operating activities of $6,496,306 and $1,403,251, respectively. As of September 30, 2025 and December 31, 2024, the Company had accumulated deficits of $56,186,814 and $8,659,471, respectively. Management expects that significant on-going operating expenditures will be necessary to successfully implement the Company’s business plan and develop and market its products. These circumstances raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that these financial statements are issued. Implementation of the Company’s plans and its ability to continue as a going concern will depend upon the Company’s ability to establish a source of revenue and raise additional capital to fund its operations.

The Company plans to access capital resources through possible public or private equity offerings, debt financings, corporate collaborations, and other means. The Company has historically been able to raise capital through equity and equity-linked instruments, such as simple agreement for future equity (“SAFE Notes”) and private placement, although no assurance can be provided that it will continue to be successful in the future. While the Company believes that it has a reasonable basis for its expectation and it will be able to raise additional funds, there is no assurance that the Company will be able to complete additional financing in a timely manner.

The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary if the Company is unable to continue as a going concern due to the inability to obtain adequate financing in the future.

Recapitalization

As described above, Acquisition Sub was merged with and into Legacy Deep Fission, with Legacy Deep Fission continuing as the surviving corporation of the Merger and becoming our wholly owned subsidiary. The Merger was accounted for as a reverse recapitalization and Legacy Deep Fission was considered the accounting acquirer for financial reporting purposes. This determination was based on the facts that, immediately following the Merger:

●	The assets of Deep Fission represent a significant majority of the assets of the Combined Company.
●	Deep Fission stockholders have a majority of the voting power of the Combined Company.
●	Deep Fission designated the entire governing body of the Combined Company.
●	The executive officers of the Combined Company immediately after the Closing are the same individuals as those of Deep Fission immediately prior to the Closing.
●	Deep Fission’s operations comprise the ongoing operations of the Combined Company.

At the effective time of the Merger, each outstanding share of Legacy Deep Fission capital stock (after giving effect to the conversion of all SAFEs of Legacy Deep Fission into shares of Legacy Deep Fission common stock) was converted into the right to receive 17.32141 shares of our common stock, rounded to the nearest whole share (“Common Share Conversion Ratio”). Accordingly, all share and per share amounts for all periods presented in the accompanying condensed consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect the Common Share Conversion Ratio. There was no effect on the number of shares of common stock or preferred stock authorized for issuance under the Company’s certificate of incorporation or the par value of such securities. On September 5, 2025, we issued 85,000 shares of our common stock to an accredited investor in consideration for services rendered in connection with the Merger.

On September 5, 2025, in connection with the Private Placement, we issued an aggregate of 10,000,000 shares of our common stock at a purchase price of $3.00 per share in a private placement to certain accredited and institutional investors for aggregate gross consideration of $30.0 million. We also issued Placement Agent Warrants representing the right to acquire, on the terms set forth therein, 586,666 shares of our common stock.

Total Legacy Deep Fission shares outstanding prior to Merger	38,538,922
Shares issued to Legacy Surfside shareholders	2,166,667
Shares issued to advisor	85,000
Shares issued to consultant	83,500
Shares issued to PIPE investors	10,000,000
Total shares outstanding	50,874,089

Note 1: Description of Business and Basis of Presentation

Organization

Deep Fission, Inc. (“Deep Fission”, the “Company”, “Legacy Deep Fission” and also referred to as “us”, “we” or “our”) was incorporated on July 17, 2023, under the laws of the state of Delaware.

Operations

The Company was established to provide a first-of-its-kind solution of developing a Deep Borehole pressurized water reactor (“DBR”) placed one mile underground to deliver clean, secure, and low-cost electricity. The Company has made progress in achieving milestones toward eventual commercialization of its DBR, the most significant of which was selection by the U. S. Department of Energy in August 2025 for participation in the Nuclear Reactor Pilot Program.

The Company’s activities are subject to significant risks and uncertainties, including the possibility that it may be unable to secure sufficient funding to sustain operations until it receives required approvals from the NRC, commercialization is achieved, and customers are secured.

Basis of Presentation

The financial statements and accompanying notes were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Company’s fiscal year is December 31. The year ended December 31, 2024 and the period from July 17, 2023 (Inception) through December 31, 2023 presented within, are hereafter referred to as the years ended December 31, 2024 and 2023.

Liquidity and Going Concern

As of December 31, 2024 and 2023, the Company’s cash and cash equivalents were $6,728,895 and $945,802, respectively. The Company continues to incur significant operating losses. For the years ended December 31, 2024 and 2023, the Company had a net loss of $8,029,236 and $630,235, respectively, and used cash in operating activities of $2,789,642 and $64,241, respectively. As of December 31, 2024 and 2023, the Company had accumulated deficits of $8,659,471 and $630,235, respectively. Management expects that significant on-going operating expenditures will be necessary to successfully implement the Company’s business plan and develop and market its products. These circumstances raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that these financial statements are issued. Implementation of the Company’s plans and its ability to continue as a going concern will depend upon the Company’s ability to establish a source of revenue and raise additional capital to fund its operations.

The Company plans to access capital resources through possible public or private equity offerings, debt financings, corporate collaborations, and other means. The Company has historically been able to raise capital through equity and equity-linked instruments, such as SAFEs, although no assurance can be provided that it will continue to be successful in the future. While the Company believes that it has a reasonable basis for its expectation and it will be able to raise additional funds, there is no assurance that the Company will be able to complete additional financing in a timely manner.

The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary if the Company is unable to continue as a going concern due to the inability to obtain adequate financing in the future.